LONG-TERM DEBT	12 Months Ended
Dec. 28, 2025
Financial Instruments [Abstract]
LONG-TERM DEBT	LONG-TERM DEBT:

	Effective interest rate (1)	Principal amount		Maturity date
		December 28, 2025	December 29, 2024
Non-current portion of long-term debt
Revolving long-term bank credit facility, interest at variable U.S. interest rate(2)(3)	5.8%	$240,000	$—	Mar 2030
Senior unsecured Canadian notes, Series 1, interest at fixed rate of 4.36%, payable semi-annually	5.5%	365,600	347,050	Nov 2029
Senior unsecured Canadian notes, Series 2, interest at fixed rate of 4.71%, payable semi-annually	5.8%	146,240	138,820	Nov 2031
Senior unsecured Canadian notes, Series 3, interest at CORRA plus 1.26%, payable quarterly	5.8%	109,680	—	Mar 2028
Senior unsecured Canadian notes, Series 4, interest at fixed rate of 3.63%, payable semi-annually	5.7%	146,240	—	Mar 2028
Senior unsecured Canadian notes, Series 5, interest at fixed rate of 4.149%, payable semi-annually	5.6%	255,920	—	Nov 2030
Senior unsecured U.S., Series 1, interest at fixed rate of 4.70%, payable semi-annually	4.7%	600,000	—	Oct 2030
Senior unsecured U.S., Series 2, interest at fixed rate of 5.40%, payable semi-annually	5.4%	600,000	—	Oct 2035
Term loan, interest at variable U.S. interest rate, payable monthly	n/a	—	300,000	Jun 2026
Term loan facility, interest at variable U.S. interest rate, payable monthly(4)	5.9%	300,000	300,000	Aug 2029
Term loan facility, interest at variable U.S. interest rate, payable monthly(4)	5.5%	500,000	—	Dec 2027
Term loan facility, interest at variable U.S. interest rate, payable monthly(4)	5.6%	600,000	—	Dec 2028
Notes payable, interest at fixed rate of 2.91%, payable semi-annually	n/a	—	100,000	Aug 2026
Notes payable, interest at Adjusted SOFR plus a spread of 1.57%, payable quarterly	n/a	—	50,000	Aug 2026
		$3,863,680	$1,235,870
Current portion of long-term debt
Term loan, interest at variable U.S. interest rate, payable monthly	5.1%	300,000	—	Jun 2026
Notes payable, interest at fixed rate of 2.91%, payable semi-annually(5)	2.9%	100,000	—	Aug 2026
Notes payable, interest at Adjusted SOFR plus a spread of 1.57%, payable quarterly(5)(6)	2.9%	50,000	—	Aug 2026
Delayed draw term loan (DDTL), interest at variable U.S. interest rate, payable monthly(7)	n/a	—	300,000	n/a
		$450,000	$300,000
Long-term debt		$4,313,680	$1,535,870
(1) Represents the annualized effective interest rate for the year ended December 28, 2025, including the impact of interest rate swaps and cross currency interest rate swaps, where applicable.
(2) Secured Overnight Financing Rate (SOFR) advances at adjusted Term SOFR (includes a 0% to 0.25% reference rate adjustment) plus a spread ranging from 1% to 3%.
(3) The Company’s committed unsecured revolving long-term bank credit facility of $1.2 billion provides for an annual extension which is subject to the approval of the lenders. The spread added to the adjusted Term SOFR is a function of the total net debt to EBITDA ratio (as defined in the credit facility agreement and its amendments). In addition, an amount of $30.7 million (December 29, 2024 - $10.8 million) has been committed against this facility to cover various letters of credit.
(4) The term loan facility can be prepaid in whole or in part at any time with no penalties. U.S. Base Rate Advances at U.S. Base rates or SOFR advances at adjusted Term SOFR (includes a 0.10% reference rate adjustment) plus a spread ranging from 1% to 2% based on the Company's total net debt to EBITDA ratio (as defined in the term loan agreement and its amendments).
(5) The unsecured notes issued to accredited investors in the U.S. private placement market can be prepaid in whole or in part at any time, subject to the payment of a prepayment penalty as provided for in the Note Purchase Agreement.
(6) Adjusted SOFR rate is determined on the basis of floating rate notes that bear interest at a floating rate plus a spread of 1.57%.
(7) The DDTL was fully repaid on March 19, 2025.
n/a = not applicable
12. LONG-TERM DEBT (continued):

On August 30, 2024, the Company entered into an unsecured committed five-year term loan agreement for a total principal amount of $300 million. The term loan is non-revolving and provides for a spread added to the adjusted Term SOFR based on the total net debt to EBITDA ratio (as defined in the term loan agreement).

On November 22, 2024, the Company issued at par, 4.362% Series 1 senior unsecured notes ("Series 1 Canadian notes") with a principal amount of $500 million in Canadian dollars ($357.1 million in U.S. dollars), which will mature on November 22, 2029. Additionally, on the same date, the Company issued at par, 4.711% Series 2 senior unsecured notes ("Series 2 Canadian notes") with a principal amount of $200 million in Canadian dollars ($142.9 million in U.S. dollars), which will mature on November 22, 2031. The notes were offered in Canada on a private placement basis.

The Series 1 Canadian notes and Series 2 Canadian notes have been hedged for foreign currency fluctuations through cross currency principal and interest rate swaps, which serves to lock in the combined principal at US$500 million and the interest at 5.49% and 5.765% respectively. Interest on these senior unsecured Canadian notes is payable semi-annually.

On March 13, 2025, the Company issued floating rate Series 3 senior unsecured notes ("Series 3 Canadian notes") with a principal amount of $150 million in Canadian dollars ($104 million in U.S. dollars), which will mature on March 13, 2028. The Series 3 floating rate notes were issued at par and bear interest at a rate equal to the daily compounded CORRA plus 1.26% annually. On the same date, the Company issued at par, 3.630% Series 4 senior unsecured notes ("Series 4 Canadian notes") with a principal amount of $200 million in Canadian dollars ($139 million in U.S. dollars), which will mature on March 13, 2028. Additionally, on the same date, the Company issued 4.149% Series 5 senior unsecured notes ("Series 5 Canadian notes") with a principal amount of $350 million in Canadian dollars ($243 million in U.S. dollars), which will mature on November 22, 2030. The notes were offered in Canada on a private placement basis.

The Series 3 Canadian notes have been hedged for foreign currency fluctuations through cross currency principal and interest rate swaps, which serves to lock in the principal at US$104 million and converts the interest payment to SOFR plus 1.405%.

The Series 4 Canadian notes have been hedged for foreign currency fluctuations through cross currency principal and interest rate swaps, which serves to lock in the principal at US$139 million. The Series 4 notes also have a fixed-to-floating interest rate swap to convert the fixed interest rate to SOFR plus 1.425%.

The Series 5 Canadian notes have been hedged for foreign currency fluctuations through cross currency principal and interest rate swaps, which serves to lock in the principal at US$243 million and the interest at 5.635%.

All of these hedging instruments relating to the Senior unsecured notes are for the same duration as the hedged note. See Note 16, Financial instruments, for additional details.

On August 13, 2025, the Company entered into a debt commitment letter providing for certain debt financing, the proceeds of which were expected to be used, to fund the cash portion of the consideration for the Hanes acquisition, repay certain of Hanes' existing indebtedness and pay expenses incurred in connection with the acquisition. The financing was initially comprised of a bridge facility in an aggregate principal amount of $1.2 billion and term loans in an aggregate principal amount of $1.1 billion, consisting of a $500 million 2-year term loan and a $600 million 3-year term loan (the “New Term Loan Facility”). On September 10, 2025, the Company entered into a joinder to the debt commitment letter pursuant to which a portion of the commitments in respect of the bridge facility and New Term Loan Facility were syndicated to certain other financial institutions. The bridge facility commitment was subsequently terminated in the fourth quarter of 2025 upon closing of the offering by the Company of $1.2 billion aggregate principal amount of senior unsecured notes as described below.

On October 7, 2025, the Company issued 4.700% Series 1 U.S. senior unsecured notes ("Series 1 U.S. notes") with a principal amount of $600 million, which will mature on October 7, 2030. Additionally, on the same date, the Company issued 5.400% Series 2 U.S. senior unsecured notes ("Series 2 U.S. notes") with a principal amount of $600 million, which will mature on October 7, 2035. The notes were offered in the United States on a private placement basis.
12. LONG-TERM DEBT (continued):

On December 1, 2025, the Company entered into an unsecured committed 2-year term loan agreement for a total principal amount of $500 million and an unsecured committed 3-year term loan agreement for a total principal amount of $600 million, under the New Term Loan Facility. In the event of a sale of HAA, the net proceeds from such disposition will be required to be used to repay indebtedness under this facility in accordance with its terms.

The New Term Loan Facility is non-revolving and bears interest, at the Company's option, at Term SOFR plus a 0.10% adjustment plus an applicable margin of approximately 1.45% for the 2-year term loan and 1.58%, for the 3-year term loan, which applicable margin varies depending on the Company's public debt ratings (as defined in the term loan agreement). The 2-year term loan will mature two years after closing of the New Term Loan Facility on December 1, 2027 and the 3-year term loan will mature three years after closing of the New Term Loan Facility on December 1, 2028. The term loans include covenants substantially similar to those under Gildan’s existing credit agreements.

In addition, on September 16, 2025, the Company amended its unsecured revolving long-term bank credit facility to increase the aggregate revolving commitments from $1 billion to $1.2 billion for effectiveness on December 1, 2025.

Under the terms of the revolving facility, term loan facilities and U.S private notes, the Company is required to comply with certain covenants, including maintenance of financial ratios. The Company was in compliance with all financial covenants at December 28, 2025.